Related Party Transactions (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2014	Dec. 31, 2013	Dec. 17, 2013	Nov. 30, 2013	Sep. 24, 2013	Jul. 16, 2013	Mar. 21, 2013	Jul. 31, 2013
Common Stock, shares issued		140,299,695	133,403,931	31,300,000	32,590,411	33,400,000	31,250,000	1,500
Common Stock Value		$ 1,403	$ 1,334			$ 290,490	$ 242,800
Amount due to related party		1,355
Revenue from charter-in		31,255
Scorpio Services Holding Limited
Vessel acquisition fee payable to SSH, per vessel acquired		250
Number of vessels ordered in first order		17
Common stock to be issued for first order in our Initial Fleet (in shares)		31,250
Number of vessels ordered in next order		9
Common stock to be issued for next nine vessels in our Initial Fleet (in shares)		25,811
Number of vessels ordered in next order		10
Common stock to be issued for next ten vessels in our Initial Fleet (in shares)		25,633
Number of Kamsarmax ordered in next order		4
Common stock to be issued for next four Kamsarmax vessels in our Initial Fleet (in shares)		26,419
Number of Capesize ordered in next order		3
Common stock to be issued for next three Capesize vessels in our Initial Fleet (in shares)		26,185
Number of vessels ordered in next order		2
Common stock to be issued for next two vessels in our Initial Fleet (in shares)		26,197
Number of vessels ordered in next order		7
Common stock to be issued for next seven vessels in our Initial Fleet (in shares)		26,394
Number of vessels ordered in next order		4
Common stock to be issued for next four vessels in our Initial Fleet (in shares)		26,248
Number of vessels ordered in next order		4
Common stock to be issued for next four vessels in our Initial Fleet (in shares)		26,111
Number of vessels ordered in next order		3
Common stock to be issued for next three vessels in our Initial Fleet (in shares)		26,050
Number of vessels ordered in next order		11
Common stock to be issued for next 11 vessels in our Initial Fleet (in shares)		25,888
Number of vessels ordered in next order		5
Common stock to be issued for next 5 vessels in our Initial Fleet (in shares)		25,497
Common stock to be issued for Newbuilding Program		27,640
Maximum drybulk carrier that may be owned by SSH under Administrative Services Agreement		30,000
Common Stock, shares issued		52,394							1,250,000
Common Stock Value									10,000
Scorpio commercial management (SCM)
Commercial management fee payable to SCM (per vessel per day)		300
Commission payable to SCM of gross revenues per charter		1.75%
Technical management service and support fee payable		117
Scorpio commercial management (SCM) | Kamsarmax Vessels
Amount due to related party		757
Revenue from charter-in		21,168
Balance due from charters		16,443
Scorpio commercial management (SCM) | Ultramax Vessels
Amount due to related party		733
Revenue from charter-in		6,398
Balance due from charters		6,868
SUK
Allocated Salaries to SUK employees		508
Amount due to related party		171
Scorpio Ship Management SSM
Technical management service and support fee payable		22
Annual Fee per vessel to provide technical management service		200,000
Amount due to related party		40
Representatives of Scorpio Ship Management SSM
Vessel acquisition fee payable to SSH, per vessel acquired		29
Technical management service and support fee payable		1,943
Number of vessels		67
Amount due to related party		1,166
Administrative Cost		37
Administrative Cost payable		10
Representatives of Scorpio Ship Management SSM | Minimum [Member]
Construction Supervisory Services payable per vessel		200,000
Representatives of Scorpio Ship Management SSM | Maximum [Member]
Construction Supervisory Services payable per vessel		$ 500,000